COLLATERALIZED TRANSACTIONS	12 Months Ended
Dec. 31, 2022
COLLATERALIZED TRANSACTIONS
COLLATERALIZED TRANSACTIONS

17.    COLLATERALIZED TRANSACTIONS

The Group engages in margin financing transactions with its clients. Margin loans generated from margin lending activity are collateralized by cash and/or client-owned securities held by the Group. The Group monitors the required margin and collateral level on a daily basis in compliance with regulatory and internal guidelines and controls its risk exposure through risk management system. Under applicable agreements, clients are required to deposit additional collateral or reduce holding positions, when necessary to avoid forced liquidation of their positions.

Pursuant to the authorization obtained from margin clients, the Group further repledges the collaterals to commercial banks or other financial institutions to obtain the funding for the margin or other businesses.

The following table summarizes the amounts of margin loans and clients’ collaterals received and repledged by the Group as of December 31, 2021 and 2022:

	As of December 31,
	2021	2022

	(HK$ in thousands)

Margin loan extended to margin clients (net)	29,084,958	24,653,884
Securities purchased under agreements to resell transactions	106,203	32,000
Collateral received from margin clients	119,745,500	109,296,132
Collateral received from brokers	144,156	48,349
Collateral repledged to commercial banks and other financial institutions	20,953,603	12,326,953

The Group also engaged in securities borrowing and lending transactions which require it to deposit cash collateral with the securities lenders and receive the cash collateral from the borrowers. The cash collateral is generally in excess of the market value of the securities borrowed and loaned. The Group monitors the market value of securities borrowed and loaned on a daily basis, with additional collateral obtained or refunded as permitted contractually.

The following table summarizes the amounts of market value of securities borrowed and loaned and cash collateral received and deposited as of December 31, 2021 and 2022:

	As of December 31,
	2021	2022

	(HK$ in thousands)
Securities borrowed and loaned (1)	8,436,638	12,786,899
Cash collateral received from borrowers	9,737,786	14,874,210
Cash collateral deposited with lenders	3,120,123	1,889,795

(1)Borrowed securities include securities borrowed from margin clients under authorization, in this case no cash collateral is required.